CONTRACTUAL COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Contractual Commitments [Abstract]
Disclosure of maturity analysis for lease liabilities
The following table summarizes the company’s undiscounted maturity schedule for lease obligations as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Lease obligations
Less than 1 year	$55	$96
1 to 5 years	136	223
5+ years	348	490
Total	$539	$809